Note 10 - Share-based Compensation (Details) - Stock Option and Warrant Activity for Non-employee Grants for Services (Stock Options And Warrants - Nonemployees [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Stock Options And Warrants - Nonemployees [Member]
Note 10 - Share-based Compensation (Details) - Stock Option and Warrant Activity for Non-employee Grants for Services [Line Items]
Balance	21,000	21,000	22,000
Balance	$ 28.40	$ 28.40	$ 99.80
2013
Canceled	(1,000)
Canceled	$ 893.69